Document and Entity Information	Apr. 15, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Sylvamo Corp
Amendment Flag	true
Entity Central Index Key	0001856485
Document Type	8-K/A
Document Period End Date	Apr. 15, 2025
Entity File Number	001-40718
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6077 Primacy Parkway
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38119
City Area Code	(901)
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported on a Current Report on Form 8-K filed by Sylvamo Corporation (“Sylvamo”) on April 16, 2025 (the “Original 8-K”), Jean-Michel Ribiéras, Sylvamo’s Chief Executive Officer and Chairman of its board of directors (the “Board”), announced his retirement effective December 31, 2025, and the Board appointed John V. Sims as Senior Vice President and Chief Operating Officer and, effective January 1, 2026, Chief Executive Officer and President. Sylvamo is filing this Current Report on Form 8-K/A to amend the Original 8-K to report additional information.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE